BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—98.6%
Consumer Discretionary—8.6%
1-800-Flowers.com, Inc., Class A*(a)	8,794	$267,953
Academy Sports & Outdoors, Inc.*	6,034	220,422
American Axle & Manufacturing Holdings, Inc.*	16,534	185,181
BJ's Restaurants, Inc.*(a)	2,324	128,471
Del Taco Restaurants, Inc.	17,082	173,553
Designer Brands, Inc., Class A*(a)	10,937	191,288
Fossil Group, Inc.*	17,279	243,979
Golden Entertainment, Inc.*	3,825	163,098
H&R Block, Inc.	17,911	444,551
Stride, Inc.*(a)	4,596	123,540
Universal Electronics, Inc.*	4,101	205,296
WW International, Inc.*(a)	3,855	151,502
		2,498,834
Consumer Staples—3.2%
Fresh Del Monte Produce, Inc.	7,756	259,593
Landec Corp.*	17,505	209,535
Primo Water Corp.*	12,559	217,396
TreeHouse Foods, Inc.*	4,783	232,980
		919,504
Energy—9.2%
Brigham Minerals, Inc., Class A	4,114	74,628
Euronav NV(a)	29,205	281,244
National Energy Services Reunited Corp.*	36,800	472,144
Oasis Petroleum, Inc.	4,656	412,568
Scorpio Tankers, Inc.	15,614	349,441
SM Energy Co.(a)	24,732	492,167
Teekay Tankers Ltd., Class A*(a)	23,049	346,427
Vine Energy, Inc., Class A*	16,436	238,815
		2,667,434
Financials—23.9%
Ameris Bancorp	7,000	384,580
Axis Capital Holdings Ltd.	8,658	464,415
Blucora, Inc.*	16,555	287,064
Essent Group Ltd.(a)	10,340	494,666
First Foundation, Inc.	20,544	515,654
First Interstate BancSystem, Inc., Class A	8,078	380,231
FirstCash, Inc.	1,927	153,620
Hanover Insurance Group, Inc., (The)	1,295	180,640
HomeStreet, Inc.	9,343	420,622
Kemper Corp.	3,467	259,574
Ladder Capital Corp.	16,738	195,835
National Bank Holdings Corp., Class A	9,302	368,359
Peoples Bancorp, Inc.(a)	11,305	367,186
Popular, Inc.	10,688	872,248
Premier Financial Corp.	12,385	377,743
PROG Holdings, Inc.	1,338	70,539
Triumph Bancorp, Inc.*	2,975	249,156
Washington Trust Bancorp, Inc.	5,564	305,964
Webster Financial Corp.	9,995	566,517
		6,914,613
Health Care—3.2%
Emergent BioSolutions, Inc.*	2,389	144,893
Lantheus Holdings, Inc.*(a)	19,565	474,451
Natus Medical, Inc.*	4,242	113,686
PetIQ, Inc.*(a)	4,682	192,430
		925,460
Industrials—20.3%
AerCap Holdings NV*	8,396	495,364
Air Transport Services Group, Inc.*	13,129	326,124
Argan, Inc.	5,875	288,462
Beacon Roofing Supply, Inc.*(a)	4,873	276,007
BrightView Holdings, Inc.*	14,559	252,599
Cornerstone Building Brands, Inc.*(a)	9,500	161,120
Echo Global Logistics, Inc.*	3,968	135,547
Fluor Corp.*(a)	10,845	200,632
Frontier Group Holdings, Inc.*	13,247	282,426
ICF International, Inc.	2,774	243,835
JetBlue Airways Corp.*	7,775	156,277
KBR, Inc.	13,446	547,790
Knight-Swift Transportation Holdings, Inc.	9,787	467,134
Korn/Ferry International	3,281	214,610
Marten Transport Ltd.	13,884	236,861
Matrix Service Co.*	20,079	218,861
Maxar Technologies, Inc.(a)	6,336	197,050
PAE, Inc.*	19,376	157,333
Tutor Perini Corp.*	29,295	453,487
Univar Solutions, Inc.*	12,155	329,279
Vectrus, Inc.*	4,807	245,253
		5,886,051
Information Technology—4.2%
Axcelis Technologies, Inc.*	10,142	420,285
Celestica, Inc.*	20,275	174,771
Cognyte Software Ltd.*(a)	6,568	169,060
SMART Global Holdings, Inc.*(a)	9,441	447,503
		1,211,619
Materials—14.0%
Chemours Co., (The)	10,779	387,289
Constellium SE*	20,103	359,040
Mosaic Co., (The)	23,349	843,833
Pactiv Evergreen, Inc.	14,213	210,921
Schweitzer-Mauduit International, Inc.	2,853	116,716
Stelco Holdings, Inc.	9,386	254,763
Tronox Holdings PLC, Class A	30,454	715,060
Valvoline, Inc.	27,803	917,499
Warrior Met Coal, Inc.	13,093	239,602
		4,044,723
Real Estate—9.2%
Apple Hospitality, Inc.	33,090	525,138
Brixmor Property Group, Inc.	26,889	610,649
Equity Commonwealth	12,467	342,095
LTC Properties, Inc.	9,009	352,973
Office Properties Income Trust	5,547	162,139
RMR Group, Inc., Class A, (The)	5,400	211,248
UMH Properties, Inc.	22,115	469,059
		2,673,301
Utilities—2.8%
ALLETE, Inc.	2,541	175,050
Avista Corp.	4,182	189,570
South Jersey Industries, Inc.(a)	16,529	440,663
		805,283
TOTAL COMMON STOCKS
(Cost $20,157,054)		28,546,822
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *‡	20,950	15
TOTAL WARRANTS
(Cost $4,475)		15

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.09%(b)	4,243,192	4,243,192
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $4,243,192)		4,243,192
SHORT-TERM INVESTMENTS—2.3%
U.S. Bank Money Market Deposit Account, 0.01%(b)	678,575	678,575
TOTAL SHORT-TERM INVESTMENTS
(Cost $678,575)		678,575
TOTAL INVESTMENTS—115.6%
(Cost $25,083,296)		33,468,604
LIABILITIES IN EXCESS OF OTHER ASSETS—(15.6)%		(4,521,535)
NET ASSETS—100.0%		$28,947,069

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2021, the market value of securities on loan was $4,137,431.
(b)	The rate shown is as of May 31, 2021.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2021, these securities amounted to $15 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Consumer Discretionary	$2,498,834	$2,498,834	$-	$-	$-
Consumer Staples	919,504	919,504	-	-	-
Energy	2,667,434	2,667,434	-	-	-
Financials	6,914,613	6,914,613	-	-	-
Health Care	925,460	925,460	-	-	-
Industrials	5,886,051	5,886,051	-	-	-
Information Technology	1,211,619	1,211,619	-	-	-
Materials	4,044,723	4,044,723	-	-	-
Real Estate	2,673,301	2,673,301	-	-	-
Utilities	805,283	805,283	-	-	-
Warrants	15	-	-	15	-
Investments Purchased with Proceeds from Securities Lending Collateral	4,243,192	-	-	-	4,243,192
Short-Term Investments	678,575	678,575	-	-	-
Total Assets	$33,468,604	$29,225,397	$-	$15	$4,243,192

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.